INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of Intangibles Assets [Abstract]
Disclosure of intangible assets [text block]

NOTE 19. INTANGIBLE ASSETS

	12-31-2017	12-31-2016
Classes of Intangible Assets, Net	ThU.S.$	ThU.S.$
Intangible assets, net	88,615	89,497
Computer software	26,747	26,370
Water rights	5,697	5,689
Customer	47,144	50,982
Other identifiable intangible assets	9,027	6,456
Classes of intangible Assets, Gross	173,426	159,025
Computer software	81,907	72,008
Water rights	5,697	5,689
Customer	72,685	71,275
Other identifiable intangible assets	13,137	10,053
Classes of accumulated amortization and impairment
Total accumulated amortization and impairment	(84,811)	(69,528)
Accumulated amortization and impairment, intangible assets	(84,811)	(69,528)
Computer software	(55,160)	(45,638)
Customer	(25,541)	(20,293)
Other identifiable intangible assets	(4,110)	(3,597)

Reconciliation of the carrying amount of intangible assets at the beginning and end of each reporting period balances

	12-31-2017
	Computer Software	Water Rights	Customer	Others	TOTAL
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	26,370	5,689	50,982	6,456	89,497
Changes
Additions	7,487	8	-	2,973	10,468
Additions through business combination	320	-	-	-	320
Disposals	(181)	-	-	-	(181)
Amortization	(8,122)	-	(4,797)	(408)	(13,327)
Increase (Decrease) related to foreign currency translation	873	-	959	(96)	1,736
Other Increases (Decreases)	-	-	-	102	102
Changes Total	377	8	(3,838)	2,571	(882)
Closing Balance	26,747	5,697	47,144	9,027	88,615

	12-31-2016
	Computer Software	Water Rights	Customer	Others	TOTAL
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	21,251	5,485	55,265	6,111	88,112
Changes
Additions	12,935	204	-	1,718	14,857
Disposals	(1)	-	-	-	(1)
Amortization	(8,368)	-	(4,770)	(1,414)	(14,552)
Increase (Decrease) related to foreign currency translation	178	-	487	41	706
Other Increases (Decreases)	375	-	-	-	375
Changes Total	5,119	204	(4,283)	345	1,385
Closing Balance	26,370	5,689	50,982	6,456	89,497

Years of Useful life
(Average)
Computer Software	5
Customer	15
Brands	7

The amortization of customer and computer software is presented in the Consolidated Statements of Profit or Loss under the “Administrative Expenses” line item.